Deferred Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Summary of Deferred Income Tax Assets And Liabilities After Offsetting	The amounts, determined after appropriate offsetting, are shown on the balance sheet as follows:-

	2022	2021
	$’000	$’000
Deferred tax assets	(7,034)	(4,573)
Deferred tax liabilities	8,913	6,948
Net deferred tax liabilities	1,879	2,375

Summary of Movement in Deferred Income Tax Accounts

Movement in deferred income tax liabilities is as follows:

	2022	2021
	$’000	$’000
Beginning of financial year	2,375	1,615
Currency revaluation adjustments	(101)	36
Acquisition of subsidiaries	—	1,393
Tax charge (Note 11)	(395)	(669)
End of financial year	1,879	2,375

Summary of Information About Tax Losses Expiry Dates	The tax losses have expiry dates as follows:

	2022	2021
	$’000	$’000
Expiring in one year	5,365	5,617
Expiring in two years	4,669	5,734
Expiring in three years	3,899	4,069
Expiring in four years	7,496	6,601
Expiring beyond four years	65,455	57,636
	86,884	79,657

Summary of Movement of Deferred Income Tax Asset and Liabilities

The movement in deferred income tax assets and liabilities (prior to offsetting of balances within the same tax jurisdiction) is as follows:

Deferred income tax liabilities

	Accelerated tax depreciation	Fair value Gains - net	ROU assets	Others	Total
	$’000	$’000	$’000	$’000	$’000
2022
Beginning of financial year	2,127	1,975	2,817	29	6,948
Currency translation adjustments	(15)	(86)	(39)	—	(140)
Charged/(credited) to profit or loss	3,109	(252)	(704)	(48)	2,105
End of financial year	5,221	1,637	2,074	(19)	8,913

2021
Beginning of financial year	824	1,026	2,824	—	4,674
Currency translation adjustments	8	34	(3)	— *	39
Acquisition of subsidiaries	875	1,132	—	29	2,036
Charged/(credited) to profit or loss	420	(217)	(4)	—	199
End of financial year	2,127	1,975	2,817	29	6,948

* Less than $1,000

Deferred income tax assets

	Lease liabilities	Provisions	Tax loss	Unutilised capital allowance	Total
	$’000	$’000	$’000	$’000	$’000
2022
Beginning of financial year	(2,933)	(157)	(937)	(546)	(4,573)
Currency translation adjustments	39	—	—	—	39
Charged/(credited) to profit or loss	698	4	—	(3,202)	(2,500)
End of financial year	(2,196)	(153)	(937)	(3,748)	(7,034)

2021
Beginning of financial year	(2,926)	(133)	—	—	(3,059)
Currency translation adjustments	3	—	(1)	(5)	(3)
Acquisition of subsidiaries	—	—	(102)	(541)	(643)
Credited to profit or loss	(10)	(24)	(834)	—	(868)
End of financial year	(2,933)	(157)	(937)	(546)	(4,573)